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ISI Prospectus | Royce Total Return Fund
Royce Total Return Fund
Investment Goals
Royce Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ISI Prospectus - Royce Total Return Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ISI Prospectus - Royce Total Return Fund		Investment Class	Service Class	Institutional Class
Management fees		1.00%	1.00%	1.00%
Distribution (12b-1) fees		none	0.25%	none
Other expenses		0.21%	0.27%	0.13%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual Fund operating expenses		1.23%	1.54%	1.15%
Fee waivers and/or expense reimbursements	[1]	none	(0.03%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[2]	1.23%	1.51%	1.15%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - ISI Prospectus - Royce Total Return Fund - USD ($)	Investment Class	Service Class	Institutional Class
1 Year	$ 125	$ 154	$ 117
3 Years	390	484	365
5 Years	676	837	633
10 Years	$ 1,489	$ 1,832	$ 1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability. A portion of the Fund (less than 10% of net assets) is managed using a systematic multi-factor selection process that is derived from the quality and value investment philosophy that the Fund’s Portfolio Managers use to manage the remainder of the Fund. While this multi-factor process provides guidance, an Assistant Portfolio Manager has discretion for which buys and sells are executed. The Lead Portfolio Manager oversees investments across the entire Fund.

Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by small-cap companies at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2000 Value Indexes, the Fund’s benchmark indexes. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calandar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 12.36% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -16.98% (quarter ended 9/30/11).

Annualized Total Returns As of 12/31/19 (%)

  The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - ISI Prospectus - Royce Total Return Fund	1 Year	5 Years	10 Years
Investment Class	23.45%	7.49%	10.36%
Service Class	23.08%	7.17%	10.04%
Institutional Class	23.59%	7.61%	10.49%
After Taxes on Distributions | Investment Class	20.84%	4.32%	8.01%
After Taxes on Distributions and Sale of Fund Shares | Investment Class	15.70%	5.47%	8.18%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	25.52%	8.23%	11.83%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	22.39%	6.99%	10.56%